RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule Of Amounts Due To Related Parties [Table Text Block]
(2)	Due to related parties
	September 30,
	2015	2016
	RMB	RMB

Henan Agriculture University	1,000	1,000
Beijing Shihui(note (i))	29,703	91,304
Xinjiang Ginbo Seeds Center(note (ii))	10,054	10,000
Companies controlled by the Company’s directors	1,511	1,585
Ex-shareholders of State Harvest	16	16

	42,284	103,905

Note (i): The balance as of September 30, 2016 represented the advance from Beijing Shihui for its seed sales.

Note (ii): Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions [Table Text Block]
(3)	Transactions with related parties

(a)	Sales to

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Beijing Shihui	-	40,586	102,234

(b)	Technology usage fees charged by

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Henan Agriculture University	-	-	1,000
Liyu	4,838	-	-
Neijiang Agriculture Institute	500	-	-

	5,338	-	1,000

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(c)	Dividend received from

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Liyu	3,000	-	-

(d)	Rental income received from

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Beijing Shihui	-	-	250